ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 7.9%
BHP Group Ltd.	102,271	$4,205,944
Fortescue Ltd.	315,995	4,189,609
Perseus Mining Ltd.	1,204,204	4,001,897
Qantas Airways Ltd.	558,815	4,108,820
		16,506,270

Austria - 2.0%
OMV AG	66,581	4,195,546

France - 2.0%
Eiffage SA	27,641	4,077,300

Germany - 5.7%
Aurubis AG	19,495	4,036,214
Freenet AG	150,454	3,874,809
TUI AG	471,559	3,900,922
		11,811,945

Italy - 1.9%
Buzzi SpA	78,870	4,036,320

Japan - 49.9% (a)
Aisin Corp.	308,815	4,152,797
Astellas Pharma, Inc.	310,971	4,159,795
Bridgestone Corp.	194,936	4,088,267
Central Japan Railway Co.	199,837	4,263,566
CyberAgent, Inc.	516,160	4,323,687
Denso Corp.	358,857	4,140,445
Hitachi Construction Machinery Co. Ltd.	126,426	4,085,256
Isuzu Motors Ltd.	307,889	4,072,175
Japan Airlines Co. Ltd.	237,093	4,155,817
JGC Holdings Corp.	262,804	4,048,050
Komatsu Ltd.	106,825	4,127,277
Nitto Denko Corp.	207,798	4,051,291
Obayashi Corp.	214,198	4,290,679
Ono Pharmaceutical Co. Ltd.	285,262	4,189,586
Otsuka Corp.	246,049	4,197,035
Sekisui Chemical Co. Ltd.	262,185	4,178,803
Shimamura Co. Ltd.	204,627	4,203,414
Sony Group Corp.	208,838	4,212,852
Subaru Corp.	278,015	4,086,570

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Sumitomo Rubber Industries Ltd.	306,898	$3,931,662
Suntory Beverage & Food Ltd.	150,069	4,150,560
Suzuki Motor Corp.	344,774	4,146,533
Tosoh Corp.	226,132	4,070,779
Toyo Suisan Kaisha Ltd.	67,899	4,336,733
Yokohama Rubber Co. Ltd.	88,116	3,925,239
		103,588,868

Luxembourg - 2.0%
Tenaris SA	146,391	4,049,504

Netherlands - 1.9%
Signify NV (b)	211,531	4,033,881

Norway - 8.0%
Aker BP ASA	134,189	4,110,330
Equinor ASA	132,619	4,200,238
Var Energi ASA	1,001,546	4,167,670
Yara International ASA	94,583	4,160,372
		16,638,610

Portugal - 2.0%
Galp Energia SGPS SA	197,015	4,197,149

Spain - 2.1%
Repsol SA	172,132	4,328,868

Sweden - 9.9%
Boliden AB	74,031	4,174,782
Essity AB - Class B	144,759	4,095,087
Evolution AB (b)(c)	60,132	4,125,244
SSAB AB - Class B	432,938	3,999,710
Telefonaktiebolaget LM Ericsson - Class B	369,579	4,122,166
		20,516,989

United Kingdom - 2.0%
Imperial Brands PLC	112,714	4,169,830
TOTAL COMMON STOCKS (Cost $196,627,857)		202,151,080

PREFERRED STOCKS - 2.0%
Germany - 2.0%
Henkel AG & Co. KGaA, 0.00%	49,931	4,195,528
TOTAL PREFERRED STOCKS (Cost $3,839,271)		4,195,528

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.8%
First American Government Obligations Fund - Class X, 3.57% (d)	20,297,444	$20,297,444
TOTAL MONEY MARKET FUNDS (Cost $20,297,444)		20,297,444

TOTAL INVESTMENTS - 109.1% (Cost $220,764,572)		$226,644,052
Liabilities in Excess of Other Assets - (9.1)%		(18,867,451)
TOTAL NET ASSETS - 100.0%		$207,776,601

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $8,159,125 or 3.9% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect International Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$202,151,080	$—	$—	$202,151,080
Preferred Stocks	4,195,528	—	—	4,195,528
Money Market Funds	20,297,444	—	—	20,297,444
Total Investments	$226,644,052	$—	$—	$226,644,052

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
4